Related Undertakings Subsidiaries and other associated (Details)	Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022
Fujian Xunke Pest Control Company Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate			30.00%
Guangdong New Hope City Pest Control Company Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate			30.00%
Guangdong Vircon Pest Management Company Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate			30.00%
Ningbo Yuying Vector Control Company Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate			30.00%
Nippon Calmic Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	49.00%	49.00%
Boecker Public Health Services Limited
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%	30.00%
Boecker Public Safety Services - Qatar W.L.L.
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	24.50%	24.50%
ARGENTINA | Ecotec Interocanica S.A. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Allstate Holdings (SA) Pty Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Allstate Pest Control Pty Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Allstate Services Pty Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Cannon Hygiene Australia Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Green Fingers Plant Hire Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Knock Out Pest Control Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Pest Away Australia Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Australia Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Initial Asia Pacific Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Initial Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Initial Track Spray Pty Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Pest Control (QLD) Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Pest Holdings Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRALIA | Rentokil Pty Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
AUSTRIA | Rentokil Initial GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BAHAMAS | Rentokil Initial (Bahamas) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BAHAMAS | Tropical Exterminators (Holdings) Limited | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BAHAMAS | Tropical Exterminators Limited | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BARBADOS | Rentokil Initial (Barbados) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BELGIUM | Ambius N.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BELGIUM | Initial Belux N.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BELGIUM | Rentokil N.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Ativa Controle Ambiental Ltda | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Ecotec Brasil Tratamentos Fitossanitrios Ltda | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Ecovec Comrcio e Licenciamento de Tecnologias ltda | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Impacto Controle de Pragas Ltda. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Protecta Manejo Integrado de Pragas Ltda | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Rentokil Initial Do Brasil Ltda | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRAZIL | Unio Sul Controle de Pragas Ltda ME | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRUNEI DARUSSALAM | Rentokil Initial (B) Sdn Bhd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	90.00%
BRUNEI DARUSSALAM | Rentokil Initial (B) Sdn Bhd | Non-redeemable preference shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
BRUNEI DARUSSALAM | Rentokil Initial South East Asia Sdn Bhd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	90.00%
CANADA | Copesan Services Canada Inc | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CANADA | Rentokil Canada Corporation | Common A Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CANADA | Rentokil Canada Corporation | Common B Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CANADA | Terminix Canada Ltd. | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Comercializadora de Insumos y Servicios Mauco Limitada | Social Rights Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Ingeclean S.A | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Rentokil Initial Chile SpA | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Control de Plagas Hidalgo Y Rodriguez Limitada | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Desan SPA | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Ingeniera en Sanitizacin S.A | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Plaguisur Limitada | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Sociedad Comercial 7 Plagas Limitada | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHILE | Hangzhou Research Institute of Profume Fumigation Co. Ltd. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	80.00%
CHILE | Rentokil Initial (China) Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CHINA | Fujian Xunke Pest Control Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
CHINA | Guangdong New Hope City Pest Control Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
CHINA | Guangdong Vircon Pest Management Company Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
CHINA | Ningbo Yuying Vector Control Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
COLOMBIA | Colplagas S.A.S | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COLOMBIA | Continental De Fumigaciones S.A.S | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COLOMBIA | Fumigaciones Young S.A.S | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COLOMBIA | Fumigax S.A.S | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COLOMBIA | Rentokil Initial Colombia S.A.S | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COSTA RICA | Decolim Limitada | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
COSTA RICA | Fumigadora Control Tecnico De Plagas S.A. | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CURAAO | Chuchubi Pest Control N.V. | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
CZECHIA | Rentokil Initial s.r.o. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
DENMARK | Rentokil Initial A/S | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
DOMINICAN REPUBLIC | Oliver Exterminating Dominicana Corp. | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
EL SALVADOR | SAGRIP, S.A. DE C.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ESTONIA | Rentokil O | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ESWATINI | RI Swaziland (Pty) Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FIJI | Rentokil Initial Pte Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FINLAND | Rentokil Initial Oy | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | SCI Pierre Brossolette | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	26.25%
FRANCE | ABAIPRO | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Ambius SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | CAWE FTB Group SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Initial Hygiene Services SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Initial SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Rentokil Initial Holdings (France) SA | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | SCI Gravigny | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | SCI Vargan | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Rentokil Initial Environmental Services SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Rentokil Initial SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRANCE | Technivap SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
FRENCH GUIANA | Rentokil Initial Guyane Sarl | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | G.S.D. Gesellschaft fr Schdlingsbekmpfung u. Desinfektion mbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Medentex GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Rentokil Dental GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Preventa Schadlingsbekampfung GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Rentokil Holdings GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Rentokil Initial Beteiligungs GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Rentokil Initial GmbH & Co. KG | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | Seemann Schdlingsbekmpfung und Holzschutz GmbH & Co.KG | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GERMANY | S & A Service und Anwendungstechnik GmbH | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GHANA | Rentokil Initial Ghana Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GREECE | Rentokil Initial Hellas EPE | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GUADELOUPE | Pole Hygiene et Recyclage Group SAS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GUADELOUPE | Rentokil Initial Guadeloupe Sarl | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GUADELOUPE | SOS Guadeloupe Sarl | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GUATEMALA | Servicios Agricolas Profesionales Sociedad Anonima | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GUERNSEY | Felcourt Insurance Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
GUYANA | Rentokil Initial Guyana Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONDURAS | Compania de Servicios e Inversiones SVM Honduras, S. de R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONDURAS | Compania de Servicios SVM Olympus, S. de R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONDURAS | Compania de Servicios SVM Progressive, S. de R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONDURAS | Compania de Servicios SVM Technicians, S. de R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONDURAS | Compania de Servicios SVM Vanguard, S. de R.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONDURAS | Sagrip Honduras S.A. | Nominative Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONG KONG | Rentokil Hong Kong Investment Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
HONG KONG | Rentokil Initial Hong Kong Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDIA | Corporate Millennium Hygiene Solutions Private Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDIA | Rentokil Initial Hygiene India Private Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDIA | PCI Pest Control Private Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	65.00%	57.00%
INDONESIA | PT. Calmic Indonesia | Common A Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDONESIA | PT. Calmic Indonesia | Common B Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDONESIA | PT. Rentokil Indonesia | Common A Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDONESIA | PT. Rentokil Indonesia | Common B Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
INDONESIA | PT Wesen Indonesia | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Cannon Hygiene International Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Initial Medical Services (Ireland) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Rentokil Initial Holdings (Ireland) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Rentokil Initial Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Pest Pulse Limited | €0.0075 Ordinary A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Pest Pulse Limited | €0.0075 Ordinary
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Pest Pulse Limited | €0.01 Ordinary
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
IRELAND | Ronaldon Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ISRAEL | Eitan Amichai Pest Management IPM Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ISRAEL | Yarokologi Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
ITALY | Rentokil Initial Italia SpA | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
JAMAICA | Rentokil Initial (Jamaica) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
JORDAN | Arena Public Health Co. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
KENYA | Rentokil Initial Kenya Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LEBANON | Boecker International SAL (Offshore) | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LEBANON | Boecker Public Health s.a.l | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LEBANON | Boecker World (Holding) s.a.l. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LIBYA | Rentokil Delta Libya for Environmental Protection JSCO | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	65.00%
LITHUANIA | Dezinfa, UAB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LUXEMBOURG | R-Control Dsinfections SA | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LUXEMBOURG | Rentokil Luxembourg Srl | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LUXEMBOURG | SVM Finance Luxembourg 1 S.a.r.l. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
LUXEMBOURG | SVM Finance Luxembourg 2 S.a.r.l. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MALAWI | Rentokil Initial Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MALAYSIA | Rentokil Initial (M) Sdn Bhd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MALAYSIA | UFTC Sdn Bhd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MALDIVES | Rentokil Initial Maldives (Pvt) Ltd | Preference shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	60.00%
MARTINIQUE | Rentokil Initial Martinique Sarl | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Control Vifer, S.A. de C.V. | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Control Vifer, S.A. de C.V. | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Servicios de Plagas Terminix, S.A. de C.V. | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Servicios de Plagas Terminix, S.A. de C.V. | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Terminix International S.A. de C.V. | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Terminix International S.A. de C.V. | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Balance Urbano Control de Plagas S.A. de C.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MEXICO | Personal Profesional de Pesticidas S.A. de C.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
MOZAMBIQUE | Rentokil Initial Mozambique Limitada | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Ambius B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | B.V. Rentokil Funding | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | BET (Properties) B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | BET Finance B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Holland Reconditionering B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Rentokil Initial Finance B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Rentokil Initial International B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Rentokil Initial Overseas (Holdings) B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NETHERLANDS | Rentokil Initial B.V. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NEW ZEALAND | Rentokil Initial Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NORWAY | Skadedyrkontrollen st AS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	40.00%
NORWAY | Rentokil Forsikring AS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NORWAY | Rentokil Initial Norge AS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
NORWAY | Skadedyrbutikken AS | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
PAKISTAN | C-Shine Sustainable Solutions (Private) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	70.00%
PERU | Ingeclean Peru S.A.C | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
PHILIPPINES | Rentokil Initial (Philippines) Inc | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
POLAND | Rentokil Polska Sp. z.o.o. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
POLAND | Vaco Sp. z.o.o | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
PORTUGAL | Rentokil Initial Portugal - Servicos de Proteccao Ambiental, Lda. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
PUERTO RICO | Rentokil of Puerto Rico, Inc | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
KOREA, REPUBLIC OF | Rentokil Initial Korea Ltd | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SAUDI ARABIA | BET Trading LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SAUDI ARABIA | Boecker Public Health Saudia Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SAUDI ARABIA | Rentokil Saudi Arabia Limited O.P.C | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SINGAPORE | Rentokil Initial Asia Pacific Management Pte Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SINGAPORE | Rentokil Initial Singapore Private Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SLOVAKIA | Rentokil Initial s.r.o. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SOUTH AFRICA | Cannon Hygiene (SA) Proprietary Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SOUTH AFRICA | Newshelf 1232 (Pty) Ltd | Preference shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SOUTH AFRICA | Rentokil Initial (Proprietary) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SOUTH AFRICA | Rentokil Initial Dikapi JV (Pty) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	59.00%
SPAIN | Desinfecciones Bionext, S.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Initial Gaviota SAU | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Rentokil Initial Espaa S.A. | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Rentokil Initial Espaa S.A. | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Rentokil Initial Espaa S.A. | Ordinary Shares C
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Lokimica S.A. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Servicios Depec S.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SPAIN | Tecnologia y Desarrollo Medioambiental, S.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SRI LANKA | Rentokil Initial Ceylon (Private) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Ambius AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Rent a Plant Interessenter AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Rentokil AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Sweden Recycling AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Nomor AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Nomor Frskring AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Nomor Holding AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWEDEN | Terminix Nomor AB | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
SWITZERLAND | Rentokil Schweiz AG | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TAIWAN | Initial Hygiene Co Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TAIWAN | Rentokil Co., Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TANZANIA, UNITED REPUBLIC OF | Initial Hygiene (T) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
THAILAND | Cannon Pest Management Co. Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
THAILAND | Rentokil Initial (Thailand) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TRINIDAD AND TOBAGO | Rentokil Initial (Trinidad) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TUNISIA | CAP Tunis | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
TURKEY | Rentokil Initial evre Sal Sistemleri Ticaret ve Sanayi A | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UGANDA | Rentokil Initial Uganda Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | Boecker Food Safety L.L.C. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | Boecker Pest Control L.L.C. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | Boecker Public Health Pest Control Equipment Trading L.L.C. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | Rentokil Initial Pest Control LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | National Pest Control LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | National Pest Control Per Person Company LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED ARAB EMIRATES | Specialist Int. Pest Control LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Hometrust Kitchens Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	25.00%
UNITED KINGDOM | Torchsound Properties Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	50.00%
UNITED KINGDOM | AW Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | B.E.T. Building Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | BET (No.18) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | BET (No.18) Limited | Deferred Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | BET Environmental Services Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | BET Pension Trust Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | BPS Offshore Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Broadcast Relay Service (Overseas) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Castlefield House Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Chard Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | CHL Legacy Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Contemporary Plant Designs Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Dudley Industries Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Enigma Laundries Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Enigma Services Group Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Enviro-Fresh Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Environmental Contract Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Euroguard Technical Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Grayston Central Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Hometrust Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Initial Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Initial Medical Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Interior Contracts (UK) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Kent Tropical Interiors Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Kent Tropical Interiors Limited | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Manor Planting Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Nature At Work Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Newman's Plants Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Newman's Plants Limited | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Newman's Plants Limited | Ordinary Shares C
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Opel Transport & Trading Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Paul Lomax Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Paul Lomax Limited | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Paul Lomax Limited | Ordinary Shares C
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Peter Cox Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Plant Nominees Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Prime Projects International Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Prokill (UK) Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Prokill Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Prokill Limited | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Prokill Limited | Ordinary Shares C
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Prokill Limited | Ordinary Shares D
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rapid Washrooms Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rapid Washrooms Limited | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rapid Washrooms Limited | Ordinary Shares C
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Dormant (No. 6) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial (1896) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial (1993) Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial 1927 plc | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Americas Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Asia Pacific Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Brazil Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Finance Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Holdings Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Investments South Africa | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Pension Trustee Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Initial UK Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Insurance Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Overseas Holdings Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Property Care Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Rentokil Property Holdings Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | RI Dormant No.18 Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | RI Dormant No.20 Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Saaman Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Stephens & Carter Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Stratton House Leasing Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | SVM International Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Target Express Holdings Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Target Express Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Target Express Parcels Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | TEB Cleaning Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | The Palfreymans Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | The Palfreymans Limited | Ordinary Shares B
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | The Palfreymans Limited | Ordinary Shares C
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | The Palfreymans Limited | Ordinary Shares D
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | The Palfreymans Limited | Ordinary Shares E
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Tropical Ambience Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Tropical Innovation Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Urban Planters Franchise Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Duct Clean Services Ltd | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Industrial Clothing Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Pest Protection Services (Scotland) Limited | Ordinary Shares A
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | RI Dormant No.12 Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED KINGDOM | Wise Property Care Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Anza, LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | CDRSVM Holding, LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | CDRSVM Investment Holding, LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Creative Plantings Inc | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Initial Contract Services LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Ramac (US) LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Rentokil Initial US Holdings, Inc. | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Secure Monthly Affordable Credit Corporation | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Secure Monthly Affordable Credit Limited Partnership | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | SVM Honduran Service and Investments Company, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | SVM Olympus Service Company, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | SVM Progressive Service Company, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | SVM Technicians Service Company, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | SVM Vanguard Service Company, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terminix Consumer Services, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terminix Holdings, LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terminix International Holdings, Inc | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terminix Management Corporation | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terminix Receivables Company LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | The Terminix Company, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | The Terminix Foundation | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | TMX Holdco, Inc | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | United Transport America LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Virginia Properties Inc | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | W.B. McCloud & Co. Inc. | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Asiatic Holdings LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Steritech-Canada Inc. | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Mississippi Mosquito Control, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Mosquito Control of Lafourche, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Mosquito Control Services of Florida, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Mosquito Control Services of Georgia, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Mosquito Control Services, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Rittiner Group, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | St. Charles Mosquito Control, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | St. John Mosquito Control, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terrebonne Mosquito Control, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Asiatic Investments, Inc. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Airborne Vector Control LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Advanced Pest Management Co, LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Cygnet Enterprises Northwest, Inc | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Cygnet Enterprises West, Inc | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Cygnet Enterprises, Inc | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Medentex LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Rentokil Initial Environmental Services LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Rentokil North America, Inc. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Solitude Lake Management, LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Vector Disease Acquisition, LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Vector Disease Acquisition, LLC | Common A Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Vector Disease Acquisition, LLC | Common B Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Vector Disease Control International, LLC | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Gregory Pest Control, LLC | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Copesan Services, Inc | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | The Terminix International Company Limited Partnership | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Terminix Gift, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
UNITED STATES | Steward Insurance Company | Common Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
URUGUAY | Amalur Uruguay Sociedad Annima | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
URUGUAY | La Sanitaria S.A. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
URUGUAY | Livelux S.A. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
VIETNAM | Rentokil Initial (Vietnam) Company Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
VIRGIN ISLANDS, US | Terminix International USVI, LLC | Interest Shares
Subsidiaries and associated undertakings
Proportion of ownership interest in subsidiary	100.00%
EGYPT | ServicePros S.A.E | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
JAPAN | Nippon Calmic Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	49.00%
NIGERIA | Boecker Public Health Services Limited | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	30.00%
QATAR | Boecker Public Safety Services - Qatar W.L.L. | Ordinary shares
Subsidiaries and associated undertakings
Proportion of ownership interest in associate	24.50%